9. Debt Discount (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Derivative Expense	$ 0	$ 0	$ 0	$ 568,485